Exhibit 99.2

Ford Credit Auto Lease Trust 2013-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 31, 2014

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 31, 2014, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 31, 2014, leases with a total base residual value of $20,382,234.85 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2014. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 31, 2014
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2014-	June	$693,360,527.99
	July	$651,015,541.23	$12,559,980.88	8.67%	$33,134,324.85	5.65%
	August	$621,739,938.59	$12,142,100.55	8.38%	$20,373,450.41	3.47%
	September	$590,930,238.74	$11,674,276.81	8.06%	$22,229,856.18	3.79%
	October	$562,560,743.61	$11,251,471.69	7.77%	$20,058,968.05	3.42%
	November	$530,730,575.54	$10,763,941.53	7.43%	$23,865,921.55	4.07%
	December	$502,541,535.74	$10,345,195.94	7.14%	$20,485,205.50	3.49%
2015-	January	$480,224,018.39	$9,975,425.39	6.89%	$14,843,216.45	2.53%
	February	$453,366,642.18	$9,503,739.15	6.56%	$19,743,595.60	3.37%
	March	$425,583,103.07	$9,007,991.12	6.22%	$21,031,878.95	3.59%
	April	$397,721,871.02	$8,488,732.87	5.86%	$21,490,337.70	3.66%
	May	$364,689,181.52	$7,844,906.08	5.42%	$27,166,926.80	4.63%
	June	$330,186,700.73	$7,141,372.67	4.93%	$29,175,910.40	4.97%
	July	$294,345,871.83	$6,427,300.78	4.44%	$31,056,540.47	5.29%
	August	$250,616,782.01	$5,529,043.14	3.82%	$39,664,880.55	6.76%
	September	$209,011,957.80	$4,651,192.06	3.21%	$38,200,952.90	6.51%
	October	$155,660,597.22	$3,503,232.27	2.42%	$50,888,190.65	8.67%
	November	$90,162,412.49	$2,080,034.38	1.44%	$64,192,751.40	10.94%
	December	$41,378,449.99	$999,052.41	0.69%	$48,233,669.90	8.22%
2016-	January	$27,407,734.93	$664,646.02	0.46%	$13,511,950.25	2.30%
	February	$11,447,577.80	$278,540.49	0.19%	$15,817,971.37	2.70%
	March	$385,246.58	$9,311.49	0.01%	$11,110,034.70	1.89%
	April	$217,052.15	$5,622.80	0.00%	$164,618.10	0.03%
	May	$186,176.96	$4,796.65	0.00%	$27,288.00	0.00%
	June	$182,433.61	$4,796.65	0.00%	$0.00	0.00%
	July	$178,668.64	$4,796.65	0.00%	$0.00	0.00%
	August	$149,578.63	$4,142.89	0.00%	$25,957.00	0.00%
	September	$133,765.38	$3,643.91	0.00%	$13,031.85	0.00%
	October	$91,671.69	$2,697.65	0.00%	$40,177.00	0.01%
	November	$10,617.49	$221.99	0.00%	$81,386.00	0.01%
	December	$0.00	$0.00	0.00%	$10,675.00	0.00%
Total			$144,872,206.91	100.00%	$586,639,667.58	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$731,511,874.49

Ford Credit Auto Lease Trust 2013-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2014	Car	480	79.60%	$(280)	(0.94)%	(1.76)%
	CUV	281	64.30%	$4,195	10.35%	20.84%
	SUV	209	72.32%	$1,910	5.72%	11.17%
	Truck	44	30.99%	$5,679	13.54%	25.56%
	Total/Average	1,014	68.93%	1,670	4.91%	9.51%
May 2014	Car	536	80.97%	$(647)	(2.16)%	(4.10)%
	CUV	294	60.00%	$3,700	9.12%	18.48%
	SUV	216	75.26%	$1,471	4.60%	9.07%
	Truck	52	35.86%	$4,628	10.93%	20.43%
	Total/Average	1,098	69.32%	$1,184	3.50%	6.83%
June 2014	Car	505	78.91%	$(935)	(2.95)%	(5.72)%
	CUV	271	63.47%	$3,240	7.76%	15.75%
	SUV	159	66.53%	$1,659	5.07%	10.23%
	Truck	35	22.58%	$5,644	12.86%	25.13%
	Total/Average	970	66.39%	$894	2.55%	5.05%